UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 49.1%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	1,149,542	$12,093
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	397,835	3,720
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	181,041	1,403
SEI Institutional Managed Trust
Real Return Fund, Class A	275,832	2,789
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	276,990	2,792

Total Fixed Income Funds (Cost $22,424) ($ Thousands)		22,797

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A	932,350	9,305
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	220,565	2,325
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A	246,959	2,321

Total Multi-Asset Funds (Cost $13,982) ($ Thousands)		13,951

Equity Funds — 6.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	132,289	1,394
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	86,444	1,398

Total Equity Funds (Cost $2,017) ($ Thousands)		2,792

Money Market Fund (A) — 15.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	6,940,293	6,940

Total Money Market Fund (Cost $6,940) ($ Thousands)		6,940

Total Investments — 100.2% (Cost $45,363) ($ Thousands)†		$46,480

Percentages are based on Net Assets of $46,364 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	673	USD	929	$1
1/31/14	Brown Brothers Harriman	JPY	48,390	USD	461	1

						$2

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$46,480	$—	$—	$46,480

Total Investments in Securities	$46,480	$—	$—	$46,480

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$2	$—	$2

Total Other Financial Instruments	$—	$2	$—	$2

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $45,473 ($ Thousands), and the unrealized appreciation and depreciation were $1,178 ($ Thousands) and $(171) ($ Thousands), respectively.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 60.1%
SEI Institutional Managed Trust
Real Estate Fund, Class A	135,607	$2,053
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	255,918	4,138

Total Equity Funds (Cost $4,091) ($ Thousands)		6,191

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	531,782	4,122

Total Fixed Income Fund (Cost $3,936) ($ Thousands)		4,122

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	7,156	7

Total Money Market Fund (Cost $7) ($ Thousands)		7

Total Investments — 100.2% (Cost $8,034) ($ Thousands)†		$10,320

Percentages are based on Net Assets of $10,302 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $8,468 ($ Thousands), and the unrealized appreciation and depreciation were $1,874 ($Thousands) and $(22) ($ Thousands), respectively.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Conservative Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 48.1%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	984,628	$10,358
SEI Daily Income Trust
Ultra Short Duration Bond Fund, Class A	1,384,546	12,945
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	257,983	2,585
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	1,363,672	10,350
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,007,187	7,806
SEI Institutional Managed Trust
Real Return Fund, Class A	767,824	7,763
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	1,027,941	10,362

Total Fixed Income Funds (Cost $61,012) ($ Thousands)		62,169

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A	1,946,516	19,426
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	859,573	9,060
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A	1,099,924	10,339

Total Multi-Asset Funds (Cost $38,906) ($ Thousands)		38,825

Equity Funds — 17.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	1,104,749	11,644
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	641,681	10,376

Total Equity Funds (Cost $16,006) ($ Thousands)		22,020

Money Market Fund (A) — 5.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	6,456,709	6,457

Total Money Market Fund (Cost $6,457) ($ Thousands)		6,457

Total Investments — 100.1% (Cost $122,381) ($ Thousands)†		$129,471

Percentages are based on Net Assets of $129,342 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	1,876	USD	2,587	$3
1/31/14	Brown Brothers Harriman	JPY	134,790	USD	1,284	2

						$5

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$129,471	$—	$—	$129,471

Total Investments in Securities	$129,471	$—	$—	$129,471

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$5	$—	$5

Total Other Financial Instruments	$—	$5	$—	$5

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $122,879 ($ Thousands), and the unrealized appreciation and depreciation were $7,195 ($ Thousands) and $(603) ($ Thousands), respectively.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 66.9%
SEI Institutional Managed Trust
Real Estate Fund, Class A	566,266	$8,573
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,092,947	17,673

Total Equity Funds (Cost $17,394) ($ Thousands)		26,246

Fixed Income Fund — 32.9%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,663,795	12,894

Total Fixed Income Fund (Cost $10,088) ($ Thousands)		12,894

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	27,501	28

Total Money Market Fund (Cost $28) ($ Thousands)		28

Total Investments — 99.9% (Cost $27,510) ($ Thousands)†		$39,168

Percentages are based on Net Assets of $39,215 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $27,655 ($Thousands), and the unrealized appreciation and depreciation were $11,519 ($Thousands) and $(6) ($ Thousands), respectively.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Moderate Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 37.8%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	2,024,806	$21,301
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	1,095,138	10,973
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	1,085,398	8,238
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	2,850,005	22,088
SEI Institutional Managed Trust
Real Return Fund, Class A	1,629,708	16,476
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,454,034	24,737

Total Fixed Income Funds (Cost $102,719) ($ Thousands)		103,813

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	2,713,495	27,488
SEI Institutional Managed Trust
Multi-Asset Capital Stability Fund, Class A	2,754,323	27,488
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	1,303,174	13,735
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A	2,918,237	27,431

Total Multi-Asset Funds (Cost $97,347) ($ Thousands)		96,142

Equity Funds — 27.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	192,484	2,067
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	3,647,515	38,445
SEI Institutional Managed Trust
Large Cap Fund, Class A	430,869	6,209
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,702,464	27,529

Total Equity Funds (Cost $54,476) ($ Thousands)		74,250

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	502,998	$503

Total Money Market Fund (Cost $503) ($ Thousands)		503

Total Investments — 100.0% (Cost $255,045) ($ Thousands)†		$274,708

Percentages are based on Net Assets of $274,622 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	7,999	USD	11,033	$12
1/31/14	Brown Brothers Harriman	JPY	574,807	USD	5,477	7

						$19

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$274,708	$—	$—	$274,708

Total Investments in Securities	$274,708	$—	$—	$274,708

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$19	$—	$19

Total Other Financial Instruments	$—	$19	$—	$19

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $260,618 ($ Thousands), and the unrealized appreciation and depreciation were $17,144 ($Thousands) and $(3,054) ($ Thousands), respectively.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 82.0%
SEI Institutional International Trust
International Equity Fund, Class A	681,904	$6,956
SEI Institutional Managed Trust
Real Estate Fund, Class A	456,091	6,905
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A	752,084	13,951
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	2,199,646	35,568

Total Equity Funds (Cost $41,059) ($ Thousands)		63,380

Fixed Income Fund — 17.8%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,773,877	13,747

Total Fixed Income Fund (Cost $13,090) ($ Thousands)		13,747

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	111,743	112

Total Money Market Fund (Cost $112) ($ Thousands)		112

Total Investments — 99.9% (Cost $54,261) ($ Thousands)†		$77,239

Percentages are based on Net Assets of $77,282 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $55,467 ($ Thousands), and the unrealized appreciation and depreciation were $21,779 ($ Thousands) and $(7) ($ Thousands), respectively.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 64.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	2,557,047	$27,463
SEI Institutional International Trust
International Equity Fund, Class A	5,059,074	51,602
SEI Institutional Managed Trust
Large Cap Fund, Class A	7,519,585	108,357
SEI Institutional Managed Trust
Small Cap Fund, Class A	1,431,642	19,399

Total Equity Funds (Cost $151,951) ($ Thousands)		206,821

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	6,361,314	64,440

Total Multi-Asset Fund (Cost $63,684) ($ Thousands)		64,440

Fixed Income Funds — 15.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	2,567,360	25,725
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	3,232,017	25,048

Total Fixed Income Funds (Cost $43,018) ($ Thousands)		50,773

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	669,905	670

Total Money Market Fund (Cost $670) ($ Thousands)		670

Total Investments — 99.9% (Cost $259,323) ($ Thousands)†		$322,704

Percentages are based on Net Assets of $322,997 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	11,610	USD	16,013	$18
1/31/14	Brown Brothers Harriman	JPY	834,250	USD	7,950	10

						$28

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$322,704	$—	$—	$322,704

Total Investments in Securities	$322,704	$—	$—	$322,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$28	$—	$28

Total Other Financial Instruments	$—	$28	$—	$28

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $260,649 ($ Thousands), and the unrealized appreciation and depreciation were $62,424 ($Thousands) and $(369) ($ Thousands), respectively.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

Equity Funds — 87.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	104,761	$1,125
SEI Institutional International Trust
International Equity Fund, Class A	877,248	8,948
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	1,693,082	31,406
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	442,955	7,845

Total Equity Funds (Cost $25,030) ($ Thousands)		49,324

Fixed Income Funds — 11.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	222,455	2,229
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	560,462	4,344

Total Fixed Income Funds (Cost $5,554) ($ Thousands)		6,573

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A 0.010%	133,135	133

Total Money Market Fund (Cost $133) ($ Thousands)		133

Total Investments — 99.7% (Cost $30,717) ($ Thousands)†		$56,030

Percentages are based on Net Assets of $56,208 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $30,810 ($Thousands), and the unrealized appreciation and depreciation were $25,245 ($Thousands) and $(25) ($ Thousands), respectively.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Market Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.2%

Fixed Income Funds — 35.5%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	737,655	$7,391
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,233,907	9,563
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,072,681	20,893

Total Fixed Income Funds (Cost $36,698) ($ Thousands)		37,847

Multi-Asset Funds — 32.8%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	2,088,854	21,160
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	300,955	3,172
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A	1,123,225	10,558

Total Multi-Asset Funds (Cost $35,126) ($ Thousands)		34,890

Equity Funds — 30.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	370,440	3,979
SEI Institutional International Trust
International Equity Fund, Class A	830,623	8,472
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,197,759	17,260
SEI Institutional Managed Trust
Small Cap Fund, Class A	235,056	3,185

Total Equity Funds (Cost $24,231) ($ Thousands)		32,896

Total Investments — 99.2% (Cost $96,055) ($ Thousands)†		$105,633

Percentages are based on Net Assets of $106,458 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/14	Brown Brothers Harriman	EUR	3,094	USD	4,268	$5
1/31/14	Brown Brothers Harriman	JPY	222,354	USD	2,119	3

						$8

EUR — Euro

JPY — Japanese Yen

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$105,633	$—	$—	$105,633

Total Investments in Securities	$105,633	$—	$—	$105,633

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$8	$—	$8

Total Other Financial Instruments	$—	$8	$—	$8

*	Forwards contracts are valued at unrealized appreciation on the instrument.
†	At December 31, 2013, the tax basis cost of the Fund’s investments was $96,195($ Thousands), and the unrealized appreciation and depreciation were $10,408 ($ Thousands) and $(970) ($ Thousands), respectively.

As of December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	41,455	$445
SEI Institutional International Trust
International Equity Fund, Class A	348,573	3,556
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	672,785	12,480
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	176,085	3,119

Total Equity Funds (Cost $10,191) ($ Thousands)		19,600

Fixed Income Funds — 11.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	88,225	884
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	222,699	1,726

Total Fixed Income Funds (Cost $2,211) ($ Thousands)		2,610

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	44,460	44

Total Money Market Fund (Cost $44) ($ Thousands)		44

Total Investments — 100.0% (Cost $12,446) ($ Thousands)†		$22,254

Percentages are based on Net Assets of $22,257 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $12,467 ($ Thousands), and the unrealized appreciation and depreciation were $9,805 ($Thousands) and $(18) ($ Thousands), respectively.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS —99.7%

Equity Funds — 44.1%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	2,191,623	$23,538
SEI Institutional International Trust
International Equity Fund, Class A	4,136,971	42,197
SEI Institutional Managed Trust
Large Cap Fund, Class A	6,107,329	88,007
SEI Institutional Managed Trust
Small Cap Fund, Class A	1,135,231	15,382

Total Equity Funds (Cost $123,058) ($ Thousands)		169,124

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust
Multi-Asset Accumulation Fund, Class A	7,566,321	76,647
SEI Institutional Managed Trust
Multi-Asset Income Fund, Class A	726,755	7,660
SEI Institutional Managed Trust
Multi-Asset Inflation Managed Fund, Class A	4,068,598	38,245

Total Multi-Asset Funds (Cost $123,353) ($ Thousands)		122,552

Fixed Income Funds — 23.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	2,671,967	26,773
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	3,968,647	30,757
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	3,327,558	33,542

Total Fixed Income Funds (Cost $84,017) ($ Thousands)		91,072

Money Market Fund (A) — 0.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A
0.010%	97,290	97

Total Money Market Fund (Cost $97) ($ Thousands)		97

Total Investments — 99.7% (Cost $330,525) ($ Thousands)†		$382,845

Percentages are based on Net Assets of $384,143 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands )
1/31/14	Brown Brothers Harriman	EUR	13,987	USD	19,292	$ 21
1/31/14	Brown Brothers Harriman	JPY	1,005,075	USD	9,578	12

						$ 33

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

The following is a list of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$382,845	$—	$—	$382,845

Total Investments in Securities	$382,845	$—	$—	$382,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$33	$—	$33

Total Other Financial Instruments	$—	$33	$—	$33

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $333,481 ($ Thousands), and the unrealized appreciation and depreciation were $52,115 ($Thousands) and $(2,751) ($ Thousands), respectively.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS —100.0%

Equity Funds — 88.1%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	226,873	$2,437
SEI Institutional International Trust
International Equity Fund, Class A	1,899,841	19,378
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	3,667,356	68,029
SEI Institutional Managed Trust
Tax-Managed Small/Mid Cap Fund, Class A	959,483	16,993

Total Equity Funds (Cost $55,831) ($ Thousands)		106,837

Fixed Income Funds — 11.7%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	482,063	4,830
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,213,448	9,404

Total Fixed Income Funds (Cost $12,949) ($ Thousands)		14,234

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A 0.010%	282,061	282

Total Money Market Fund (Cost $282) ($ Thousands)		282

Total Investments — 100.0% (Cost $69,062) ($ Thousands)†		$121,353

Percentages are based on Net Assets of $121,321 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2013.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2013 the tax basis cost of the Fund’s investments was $70,180 ($ Thousands), and the unrealized appreciation and depreciation were $51,281($Thousands) and $(108) ($ Thousands), respectively.

As of December 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2013 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / December 31, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 28, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 28, 2014